Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs	12 Months Ended
Dec. 31, 2018
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Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs

Capitalized Costs

	December 31, 2018	December 31, 2017
	RMB	RMB
The Group
Property costs and producing assets	1,692,861	1,604,141
Support facilities	420,505	407,188
Construction-in-progress	119,501	101,067

Total capitalized costs	2,232,867	2,112,396
Accumulated depreciation, depletion and amortization	(1,312,907)	(1,199,741)

Net capitalized costs	919,960	912,655

Equity method investments
Share of net capitalized costs of associates and joint ventures	25,963	25,837